EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of equipment [Table Text Block]
	December 31, 2022
	Cost	Accumulated Depreciation	Net Book Value

Exploration equipment	$2,282,277	$1,802,719	$479,558
Vehicles	762,906	571,091	191,815
	$3,045,183	$2,373,810	$671,373
	December 31, 2021
	Cost	Accumulated Depreciation	Net Book Value

Exploration equipment	$2,067,077	$1,682,822	$384,255
Vehicles	718,504	502,632	215,872
	$2,785,581	$2,185,454	$600,127
	December 31, 2020
	Cost	Accumulated Depreciation	Net Book Value

Exploration equipment	$2,034,869	$1,591,813	$443,056
Vehicles	547,294	419,975	127,319
	$2,582,163	$2,011,788	$570,375